Summary of principal accounting policies (Tables)	12 Months Ended
Dec. 31, 2023
Summary of principal accounting policies
Schedule of assets and liabilities measured at fair value on a recurring basis

	Fair Value Measurement Using Significant
	Other Observable Inputs (Level 2)
	As of December 31,
	2022	2023
	RMB	RMB
Short-term investments	2,091,198	2,541,889
Derivative liabilities	(2,592)	—

Schedule of cash and cash equivalents and restricted cash as reported in the consolidated statements of cash flows

	As of December 31,
	2022	2023
	RMB	RMB
Cash and cash equivalents	948,773	588,644
Restricted cash	14,608	173,246
Long-term restricted cash	21,000	20,000
Total	984,381	781,890

Summary of movement of allowance for credit losses

	Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Balance at the beginning of year	3,268	5,986	5,086
Adoption of ASC Topic 326	—	—	427
Provision for doubtful accounts	3,206	3,435	6,431
Write-offs	(488)	(4,335)	—
Balance at the end of year	5,986	5,086	11,944

Summary of useful life of property, equipment and software

Cabinets	4 to 5 years
Power banks	3 years
Computer and electronic equipment	3 years
Production tools	5 years
Software	10 years
Photovoltaic power stations	20 years
Others	3 to 5 years
Leasehold improvements	Shorter of the estimated useful lives or the lease term

Schedule of aggregate financing payables current and non-current

	Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Balance at the beginning of year	244,151	169,833	108,553
Addition	3,445	1,758	208
Accretion of interest	37,806	31,196	4,229
Repayment	(115,569)	(69,738)	(15,800)
Derecognition (*)	—	(24,496)	(97,190)
Balance at the end of year	169,833	108,553	—

*For the year ended December 31, 2022, with the termination of the arrangement with certain network partners, the Group was no longer considered to retain the right of use of the cabinets sold to these network partners and the financing transaction was ceased accordingly. Therefore, the Group derecognized the carrying values of the related equipment and the financing payables of RMB6,959 and RMB24,496, respectively, with the net gains of RMB17,537 recorded in other operating income as the debt extinguishment gain.

Schedule of revenue by different models and streams

	Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Direct model	2,531,977	1,617,793	1,083,300
Mobile device charging service	2,458,794	1,587,298	1,058,636
Power bank sales	73,183	30,495	24,664
Network partner model	1,026,677	1,195,826	1,785,915
Mobile device charging service	997,003	1,166,845	518,743
Mobile device charging solution	—	—	173,152
Power bank and cabinet sales	29,674	28,981	1,094,020
Total	3,558,654	2,813,619	2,869,215

As reported under new classification			As reported before reclassification
	Year ended December 31, 2021	Year ended December 31, 2022		Year ended December 31, 2021	Year ended December 31, 2022
	RMB	RMB		RMB	RMB
Mobile device charging service	3,455,797	2,754,143	Mobile device charging business	3,455,797	2,754,143
Direct model	2,458,794	1,587,298
Network partner model	997,003	1,166,845
Power bank and cabinet sales	102,857	59,476	Power bank sales	102,857	59,476
Direct model	73,183	30,495
Network partner model	29,674	28,981
Mobile device charging	3,558,654	2,813,619
Others	26,737	24,571	Others	26,737	24,571
Total	3,585,391	2,838,190	Total	3,585,391	2,838,190

Schedule of carried-forward warranty liabilities

For the Year Ended December 31,
2023
RMB
Warranty – beginning of year	—
Provision for warranty	24,422
Warranty costs incurred	(15,423)
Warranty – end of year	8,999